Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Loan Losses [Abstract]
Allowance for loan losses
Changes in the allowance for loan losses for the years ended December 31 are as follows:

	2013	2012	2011

Balance, Beginning of Year	$12,736,921	$15,649,594	$28,280,077

Provision for Loan Losses	4,485,000	6,784,767	8,250,000
Loans Charged Off	(6,227,716)	(10,454,175)	(22,850,673)
Recoveries of Loans Previously Charged Off	811,781	756,735	1,970,190

Balance, End of Year	$11,805,986	$12,736,921	$15,649,594

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2013	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$981,021	$(120,690)	$55,829	$100,913	$1,017,073
Agricultural	296,175	(34,502)	6,200	26,013	293,886

Real Estate
Commercial Construction	1,890,200	(2,071,162)	253,459	1,709,682	1,782,179
Residential Construction	138,092	-	-	-	138,092
Commercial	5,162,839	(2,872,408)	297,984	1,790,861	4,379,276
Residential	3,405,947	(706,242)	64,583	513,981	3,278,269
Farmland	290,526	(20,977)	21,762	20,183	311,494

Consumer and Other
Consumer	227,774	(397,822)	93,520	319,781	243,253
Other	344,347	(3,913)	18,444	3,586	362,464

	$12,736,921	$(6,227,716)	$811,781	$4,485,000	$11,805,986

2012

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

2011	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Agricultural	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

Allowance for loan losses, segregated by impairment methodology
At December 31, 2013, impaired loans totaling $2.82 million were below the $250 thousand review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.  Likewise, at December 31, 2012 and 2011, impaired loans totaling $1.03 million and $995 thousand, respectively, were below the $50 thousand review threshold and were subject to the bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
2013	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$433,714	$583,359	$1,017,073	$1,542,058	$46,565,390	$48,107,448
Agricultural	-	293,886	293,886	-	10,665,938	10,665,938

Real Estate
Commercial Construction	830,546	951,633	1,782,179	7,971,298	44,767,485	52,738,783
Residential Construction	-	138,092	138,092	-	6,549,260	6,549,260
Commercial	423,685	3,955,591	4,379,276	24,757,942	317,025,596	341,783,538
Residential	526,005	2,752,264	3,278,269	6,545,490	199,712,437	206,257,927
Farmland	85,500	225,994	311,494	1,617,206	45,417,220	47,034,426

Consumer and Other
Consumer	-	243,253	243,253	-	25,675,560	25,675,560
Other	-	362,464	362,464	9,146	12,396,436	12,405,582

Total End of Year Balance	$2,299,450	$9,506,536	$11,805,986	$42,443,140	$708,775,322	$751,218,462

	Ending Allowance Balance			Ending Loan Balance
2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011

	Ending Allowance Balance			Ending Loan Balance
2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$308,211	$762,349	$1,070,560	$2,237,878	$46,748,224	$48,986,102
Agricultural	-	297,168	297,168	-	8,421,884	8,421,884

Real Estate
Commercial Construction	2,693,571	429,023	3,122,594	24,212,519	34,333,301	58,545,820
Residential Construction	-	138,092	138,092	-	3,530,502	3,530,502
Commercial	2,060,815	4,387,249	6,448,064	35,715,026	279,565,722	315,280,748
Residential	674,998	3,020,359	3,695,357	5,614,744	188,023,073	193,637,817
Farmland	11,878	352,785	364,663	486,683	47,738,723	48,225,406

Consumer and Other
Consumer	1,632	203,522	205,154	9,596	30,439,707	30,449,303
Other	-	307,942	307,942	-	9,243,739	9,243,739

Total End of Year Balance	$5,751,105	$9,898,489	$15,649,594	$68,276,446	$648,044,875	$716,321,321